UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237 )

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2007

Date of reporting period: May 31, 2007

Item 1. Schedule of Investments:

Putnam International Capital Opportunities Fund

The fund's portfolio
5/31/07 (Unaudited)

COMMON STOCKS (95.8%)(a)
	Shares	Value

Australia (2.6%)
Adelaide Brighton, Ltd.	1,559,989	$4,714,029
ARC Energy, Ltd. (NON) (S)	712,248	908,092
Caltex Australia, Ltd.	183,212	3,883,039
Challenger Financial Services Group, Ltd.	30,669	149,806
Flight Centre, Ltd.	64,974	984,393
Gloucester Coal, Ltd.	688,729	2,828,186
Incitec Pivot, Ltd.	214,956	11,816,682
Just Group, Ltd.	429,890	1,420,065
Kingsgate Consolidated, Ltd.	123,019	549,976
MacArthur Coal, Ltd.	125,000	655,076
Macquarie ProLogis Trust	1,384,739	1,633,656
Perilya, Ltd.	1,716,637	5,940,632
Sunland Group, Ltd.	326,067	990,720
Tap Oil, Ltd. (NON)	450,945	642,140
Tower Australia Group, Ltd. (NON)	802,601	1,528,289
Zinifex, Ltd.	1,073,725	15,645,290
		54,290,071

Austria (0.5%)
Andritz AG	166,204	11,246,790

Belgium (0.8%)
Cumerio	145,070	4,873,212
Gimv NV	43,887	3,156,932
Mobistar SA	1,344	117,073
Omega Pharma SA	102,873	8,291,247
Option NV (NON) (S)	8,210	139,387
		16,577,851

Bermuda (1.2%)
Aspen Insurance Holdings, Ltd.	261,514	7,092,260
Axis Capital Holdings, Ltd.	308,162	12,193,970
Hiscox, Ltd.	1,227,310	6,983,992
		26,270,222

Brazil (--%)
Gerdau SA (Preference)	22,413	503,632

Canada (10.4%)
Agrium, Inc.	284,093	10,960,378
Algoma Steel, Inc. (NON)	94,800	4,965,208
AUR Resources, Inc.	901,454	25,175,287
Axcan Pharma, Inc. (NON)	31,500	593,645
Baytex Energy Trust	98,000	1,970,632
Biovail Corp.	607,600	14,775,159
Canaccord Capital, Inc.	392,782	8,173,774
Canadian Western Bank	173,100	4,215,791
Centerra Gold, Inc. (NON)	246,800	2,619,884
CGI Group, Inc. (NON)	536,000	5,790,123
Cognos, Inc. (NON)	1,924	76,730
Corus Entertainment, Inc. Class B	22,929	1,061,528
Dundee Corp. Class A (NON)	3,100	178,601
Focus Energy Trust	29,700	557,500
Gerdau Ameristeel Corp.	578,300	8,956,835
Home Capital Group, Inc.	4,800	179,529
Inmet Mining Corp.	317,946	22,683,241
InnVest Real Estate Investment Trust (R)	35,400	463,524
International Forest Products Class A (NON)	13,000	111,738
Laurentian Bank of Canada	7,400	238,431
Lundin Mining Corp. (NON) (S)	221,454	2,700,861
Methanex Corp.	811,436	21,173,835
Norbord, Inc.	1,003,316	8,501,724
Northbridge Financial Corp.	240,900	7,696,543
Northern Orion Resources, Inc. (NON)	808,600	4,424,158
Northgate Minerals Corp. (NON)	2,198,400	7,073,042
Sino-Forest Corp. (NON)	1,027,400	12,539,815
SNC-Lavalin Group, Inc.	279,334	10,322,191
Taseko Mines, Ltd. (NON)	715,400	2,546,824
Teck Cominco, Ltd. Class B	316,920	13,397,666
Transat A.T., Inc. Class A	41,640	1,396,178
Transat A.T., Inc. Class B	274,900	9,160,762
TSX Group, Inc.	6,300	249,832
West Fraser Timber Co., Ltd.	84,000	3,260,382
Zargon Energy Trust	96,000	2,531,089
		220,722,440

Cayman Islands (0.1%)
United America Indemnity, Ltd. Class A (NON)	70,200	1,754,298

Denmark (0.7%)

Alm Brand A/S (NON)	500	34,234
Amagerbanken A/S	9,100	616,475
Biomar A/S	46,920	2,797,146
D/S Norden	53,480	3,226,867
East Asiatic Co., Ltd. A/S	15,859	889,571
Ringkjoebing Landbobank A/S	4,670	971,036
SimCorp A/S	18,030	4,234,306
Solar Holdings A/S Class B	8,800	1,233,637
Sydbank A/S	4,800	260,573
		14,263,845

Finland (1.3%)
Jaakko Poyry Group OYJ	162,374	3,556,232
Olvi Oyj Class A	1,316	51,696
Ramirent OYJ	178,128	4,936,493
Rautaruukki OYJ	309,773	19,169,930
		27,714,351

France (4.4%)
Air France-KLM	361,697	18,466,127
BioMerieux	4,079	349,498
Bonduelle SCA	12,114	1,495,246
Business Objects SA (NON)	2,652	109,529
Camaieu	4,651	1,751,957
Cap Gemini SA	77,498	5,905,176
Ciments Francais Class A	3,318	786,951
CNP Assurances	105,188	14,090,093
Compagnie Plastic-Omnium SA	20,773	1,088,493
Etam Developpement SA	28,094	2,436,635
Faiveley SA	5,184	352,189
Fonciere Des Regions	1,458	247,652
Kaufman & Broad SA	27,401	2,206,962
Publicis Group SA	20,268	918,882
Societe BIC SA	14,965	1,109,095
Thales SA	257,062	15,728,144
Valeo SA	62,060	3,534,103
Vallourec SA	74,837	23,946,314
		94,523,046

Germany (1.4%)
Altana AG (S)	61,548	1,502,002
Bechtle AG	14,257	481,033
Continental AG	96,617	13,662,077
Deutsche Beteiligungs AG	9,899	357,831
Deutsche Boerse AG	3,616	855,781
Deutsche Lufthansa AG	230,694	6,681,892
ElringKlinger AG	11,075	1,028,045
Freenet AG (NON)	19,591	650,988
Fuchs Petrolub AG (Preference)	27,961	2,505,973
Hypo Real Estate Holding	5,144	354,938
Norddeutsche Affinerie AG	12,216	448,653
Villeroy & Boch AG (Preference)	16,748	360,272
		28,889,485

Greece (0.9%)
Attica Holdings SA	229,380	1,549,096
Babis Vovos International Construction SA	146,351	4,890,648
Metka SA	182,180	3,627,284
Mytilineos Holdings SA	85,397	4,135,845
Sidenor SA	189,170	4,005,679
Titan Cement Co. SA	8,280	489,897
		18,698,449

Guernsey (0.6%)
Amdocs, Ltd. (NON)	333,675	12,969,947

Hong Kong (1.8%)
ASM Pacific Technology	22,500	153,018
Beijing Enterprises Holdings, Ltd.	892,000	2,833,233
CNPC Hong Kong, Ltd.	6,160,000	3,258,341
Dah Sing Financial Group	22,400	187,052
Hang Lung Group, Ltd.	60,000	240,910
Industrial & Commercial Bank of China	1,295,000	2,822,897
Midland Holdings, Ltd.	5,884,000	3,858,410
Orient Overseas International, Ltd.	1,401,660	14,038,322
SmarTone Telecommunications Holdings, Ltd.	1,693,500	1,930,372
Solomon Systech International, Ltd.	38,476,000	4,977,108
Truly International Holdings	434,000	528,055
VTech Holdings, Ltd.	39,000	284,712
Wheelock and Co., Ltd.	830,000	2,043,136
Wing Lung Bank	18,600	192,839
		37,348,405

India (0.5%)
Canara Bank	210,386	1,266,462
Satyam Computer Services., Ltd.	21,260	246,061
Tata Iron & Steel Co., Ltd.	631,522	9,832,922
		11,345,445

Ireland (0.3%)
DCC PLC	71,852	2,484,226
FBD Holdings PLC	59,067	3,118,916
Paddy Power PLC	28,106	838,648
		6,441,790

Italy (3.5%)
Azimut Holding SpA	36,852	621,200
Banche Popolari Unite Scpa	9,130	261,742
Banco di Desio e della Brianza SpA	276,289	3,348,941
Compagnie Industriali Riunite (CIR) SpA	2,851,806	11,365,734
Credito Emiliano SpA	35,248	563,339
Cremonini SpA	367,615	1,256,163
Danieli & Co. SpA (S)	169,507	4,150,287
Ergo Previdenza SpA	223,664	1,480,404
Fondiaria-Sai SpA	3,922	158,288
Italcementi SpA	26,405	855,030
Milano Assicurazioni SpA	1,518,000	13,304,708
Navigazione Montanari SpA	524,002	2,809,185
Parmalat Finanziaria SpA (F)(NON)(S)	5,785,367	778
Pirelli & C Real Estate SpA	4,169	290,579
Premafin Finanziaria SpA	376,500	1,347,305
Recordati SpA	387,088	3,262,496
Sai-Soc Assicuratrice Industriale SpA (SAI)	277,450	14,258,283
Trevi Finanziaria SpA	119,812	2,116,334
Unipol SpA	3,147,500	11,909,058
		73,359,854

Japan (27.0%)
ABC-Mart, Inc.	146,600	3,372,884
ADEKA Corp.	28,800	310,008
Aderans Co., Ltd.	12,600	260,386
Aica Kogyo Co., Ltd.	15,000	181,923
Airport Facilities Co., Ltd.	166,900	1,268,550
Alpine Electronics, Inc.	19,600	294,242
Aplus Co., Ltd. (NON)	117,500	151,582
Ardepro Co., Ltd.	5,418	1,756,287
Asahi Industries Co., Ltd.	643	1,241,619
Asahi Soft Drinks Co., Ltd.	248,000	3,615,053
ASKUL Corp.	168,900	2,661,875
Axell Corp.	52	142,712
BML, Inc.	138,700	2,495,916
Brother Industries, Ltd.	1,478,000	19,722,859
CAC Corp.	53,900	449,093
Canon Electronics, Inc.	181,400	5,589,565
Canon Sales Co., Inc.	630,300	12,714,762
Capcom Co., Ltd. (S)	644,200	12,148,225
Century Leasing System, Inc.	242,800	3,625,042
Chiyoda Co., Ltd.	119,600	2,574,790
Chori Co., Ltd. (NON)	313,000	493,804
Chubu Steel Plate Co., Ltd.	121,500	1,085,214
Circle K Sunkus Co., Ltd.	65,000	1,129,622
Cleanup Corp.	36,100	286,249
Daiichi Sankyo Co., Ltd.	418,800	11,493,772
Daiichikosho Co., Ltd.	322,700	3,319,806
Daishinku Corp.	234,000	1,394,002
Daiwa Industries, Ltd.	1,299,000	8,827,223
Data Communication System Co., Ltd.	21,900	662,219
Diamond Lease Co., Ltd.	57,930	2,775,118
Doutor Coffee Co., Ltd. (S)	286,100	6,006,454
Eighteenth Bank, Ltd. (The)	48,000	196,417
ESPEC Corp.	21,600	303,500
FamilyMart Co., Ltd.	10,000	254,725
FCC Co., Ltd.	171,500	3,248,213
Foster Electric Co., Ltd.	375,800	4,468,222
Fujicco Co., Ltd.	58,000	621,463
Fujimi, Inc.	27,100	632,408
Fujitsu General, Ltd. (NON)	235,000	652,671
Future System Consulting Corp. (S)	3,551	2,415,964
Fuyo General Lease Co., Ltd.	223,710	8,161,647
Geomatec Co., Ltd.	15,800	115,546
Hachijuni Bank, Ltd. (The)	34,000	259,540
Happinet Corp.	3,000	40,649
HASEKO Corp. (NON)	3,360,000	10,436,154
Higashi-Nippon Bank, Ltd. (The)	7,000	31,233
Hisamitsu Pharmaceutical Co., Inc.	371,900	10,451,093
Hitachi Construction Machinery Co., Ltd.	12,400	414,692
Hitachi Systems & Services, Ltd.	63,700	1,371,356
Hokuetsu Bank, Ltd. (The)	548,000	1,458,932
Hosiden, Corp.	56,400	688,200
Ichiyoshi Securities Co., Ltd.	15,900	249,540
Icom, Inc.	35,100	960,419
Iyo Bank Ltd. (The)	12,000	114,971
Japan Aviation Electronics Industry, Ltd.	207,000	2,583,673
Japan Business Computer Co., Ltd.	13,900	129,749
JFE Shoji Holdings, Inc.	37,000	239,877
Joint Corp.	59,900	2,180,419
Juroku Bank, Ltd. (The)	24,000	156,582
Kaga Electronics Co., Ltd.	73,600	1,345,604

Kaken Pharmaceutical Co., Ltd.	35,000	268,899
Kaneka Corp.	1,067,000	9,214,601
Kansai Paint Co., Ltd.	46,000	378,735
Keihin Corp.	578,800	11,652,095
Keiyo Bank, Ltd. (The)	32,000	188,529
Kenedix, Inc.	31	133,221
Kenwood Corp. (S)	4,255,000	7,272,309
Kimoto Co., Ltd.	234,100	1,127,219
Kintetsu World Express, Inc.	6,600	235,908
KK DaVinci Advisors (NON)	11,372	12,614,790
Koa Corp.	112,900	1,416,584
Kobayashi Pharmaceutical Co., Ltd.	303,900	10,462,950
Kumagai Gumi Co., Ltd.	2,090,000	3,949,877
Lasertec Corp.	53,900	1,182,523
Lawson, Inc.	321,700	11,472,293
Lintec Corp.	16,000	327,362
Mars Engineering Corp. (S)	266,000	5,923,254
Meiko Network Japan Co., Ltd.	149,600	740,010
Mikuni Coca-Cola Bottling Co., Ltd.	37,500	383,936
Mitsubishi Plastics, Inc. (S)	878,000	3,080,575
Mitsui High-Tec, Inc.	242,100	3,397,755
Mochida Pharmaceutical Co., Ltd	246,000	2,466,064
Moshi Moshi Hotline, Inc.	60,050	2,555,949
NGK Spark Plug Co., Ltd.	420,000	6,743,468
Nice Corp.	347,000	1,419,934
Nifco, Inc.	350,600	8,138,414
Nihon Kohden Corp.	407,300	7,479,996
Nikkiso Co., Ltd.	264,000	2,195,300
Nippo Corp.	132,000	1,042,334
Nippon Kanzai Co., Ltd.	39,800	1,046,508
Nippon Seiki Co., Ltd.	13,100	257,802
Nippon Shinyaku Co., Ltd.	99,000	818,357
Nippon Thompson Co., Ltd.	128,000	1,068,595
Nissan Diesel Motor Co., Ltd. (S)	43,000	189,030
Nissin Kogyo Co., Ltd.	550,800	14,437,568
Nittetsu Mining Co., Ltd.	218,000	1,746,508
Nitto Kohki Co., Ltd.	37,700	799,228
Noritake Co., Ltd.	325,000	1,471,446
Noritsu Koki Co., Ltd.	103,200	1,717,173
Okamura Corp.	381,000	3,769,302
Okinawa Cellular Telephone Co.	50	155,711
Ono Pharmaceutical Co., Ltd.	156,600	8,981,660
Onward Kashiyama Co., Ltd.	692,000	9,035,234
Optex Co., Ltd.	1,900	40,201
Osaka Steel Co., Ltd.	144,800	2,522,399
Otsuka Kagu, Ltd.	83,300	2,210,838
Pacific Metals Co., Ltd.	1,151,000	21,610,805
Pal Co., Ltd.	7,300	260,329
Point, Inc.	107,900	7,287,905
Ricoh Leasing Co., Ltd.	229,100	5,355,707
Riso Kagaku Corp.	36,200	646,960
Sanei-International Co., Ltd.	143,200	4,659,589
Sankyo Co., Ltd.	262,500	11,302,383
Santen Pharmaceutical Co., Ltd.	524,600	13,233,541
Sanyo Shinpan Finance Co., Ltd.	70,400	1,885,818
Seikagaku Corp.	257,900	2,985,876
Shimano, Inc.	134,500	4,542,276
Shin-Estu Polymer Co., Ltd.	50,300	641,459
Shinkawa, Ltd.	70,500	1,503,266
Shinko Shoji Co., Ltd.	120,600	2,541,816
Shinwa Co., Ltd.	12,090	245,376
Showa Corp.	324,000	4,078,620
Sinanen Co., Ltd.	70,000	356,615
SMK Corp.	92,000	563,944
Stanley Eelctric Co., Ltd.	547,100	11,957,979
Sugi Pharmacy Co., Ltd.	134,100	2,886,952
Sumisho Lease Co., Ltd. (S)	126,400	7,239,178
Sumitomo Real Estate Sales Co., Ltd.	2,300	206,943
Suruga Bank, Ltd. (The)	15,000	199,795
Tachi-S Co., Ltd.	54,600	556,767
Taiyo Ink Manufacturing Co., Ltd.	141,400	3,776,089
Takamatsu Corp.	48,200	712,901
Takara Leben Co., Ltd.	7,700	101,549
Tamron Co., Ltd.	219,100	5,815,062
Tanabe Seiyaku Co., Ltd.	1,300,000	16,760,066
Toa Corp.	171,000	1,292,687
Tokai Rika Co., Ltd.	351,100	9,116,483
Tokai Tokyo Securities Co., Ltd.	3,170,000	18,728,266
Token Corp.	7,300	366,500
Tokyo Leasing Co., Ltd.	41,000	615,168
Tokyo Steel Manufacturing Co., Ltd.	641,600	9,953,499
Tokyo Tekko Co., Ltd.	477,000	2,943,525
Tokyu Livable, Inc.	8,100	196,676
Toppan Forms Co., Ltd.	47,300	555,396
Toshiba TEC Corp.	918,000	5,272,654
Toyo Securities Co., Ltd.	1,609,000	6,808,833
Toyo Suisan Kaisha, Ltd.	200,000	3,796,220
Toyota Auto Body Co., Ltd.	67,300	1,153,003
Trend Micro, Inc.	4,000	131,800
Uni-Charm Corp.	8,000	444,371
United Arrows, Ltd.	7,100	115,222

Urban Corp.	780,300	12,374,519
Yamato Kogyo Co., Ltd.	652,800	23,387,083
Yamazen Corp.	246,000	1,687,839
Yoshimoto Kogyo Co., Ltd.	169,000	2,403,772
Yuasa Trading Co., Ltd.	855,000	1,489,400
Zuken, Inc.	38,500	366,019
		571,081,260

Liechtenstein (--%)
Verwalt & Privat-Bank AG	2,441	619,715

Malaysia (0.1%)
Tanjong PLC	390,000	2,078,010

Netherland Antilles (0.2%)
Orthofix International NV (NON)	89,380	4,226,780

Netherlands (0.9%)
Beter BED Holdings NV	123,224	4,401,280
Corio NV	4,763	415,281
Eurocommercial Properties NV CVA (Commanditaire
Vennootschap op Aandelen) (R)	6,596	387,333
Koninklijke DSM NV	19,666	976,780
Macintosh Retail Group NV	60,383	2,761,931
Stork NV	190,306	10,056,413
		18,999,018

New Zealand (--%)
Fletcher Building, Ltd.	34,170	326,790

Norway (1.7%)
ABG Sundal Collier ASA	903,000	2,202,220
Acta Holding ASA	1,442,800	8,832,590
EDB Business Partner ASA	155,600	1,355,266
Sparebank 1 SR Bank	21,350	612,773
Sparebanken Midt-Norge	168,302	1,954,532
Sparebanken Nord-Norge	35,765	890,031
Tandberg ASA	60,710	1,369,792
TGS Nopec Geophysical Co. ASA (NON)	650,900	13,768,291
Veidekke ASA	373,000	4,254,388
		35,239,883

Portugal (--%)
Jeronimo Martins, SGPS, SA	112,975	679,374

Singapore (1.5%)
Ascendas Real Estate Investment Trust (R)	203,000	373,123
Ho Bee Investment, Ltd.	2,072,000	3,008,791
KS Energy Services, Ltd.	1,176,000	2,338,462
Marco Polo Developments, Ltd.	190,000	407,640
MMI Holdings, Ltd.	8,717,000	9,237,009
MMI Holdings, Ltd. 144A	2,500,000	2,649,137
MobileOne Asia, Ltd.	2,957,500	4,372,024
Neptune Orient Lines, Ltd.	1,178,000	3,482,836
SembCorp Industries, Ltd.	1,015,820	3,654,507
Unisteel Technology, Ltd.	1,182,500	1,678,457
Wing Tai Holdings, Ltd.	500,000	1,125,065
		32,327,051

South Korea (3.9%)
Amorepacific Corp.	338	61,945
Binggrae Co., Ltd.	101,690	4,494,707
Cheil Communications, Inc.	27,174	7,748,516
Daeduck Electronics Co.	47,570	341,031
Daegu Bank	29,890	488,178
Daewoong Pharmaceutical Co., Ltd.	3,150	202,733
Dong Wha Pharmaceutical Industrial Co., Ltd.	5,890	356,854
Hanjin Shipping	9,550	431,377
Honam Petrochemical, Corp.	125,887	13,639,115
Hyundai Heavy Industries Co., Ltd.	55,283	18,892,530
Hyundai Marine & Fire Insurance Co.	85,790	1,415,036
Hyundai Mipo Dockyard	1,642	415,987
INI Steel Co.	245,110	14,665,378
Interflex Co., Ltd. (NON)	420,619	2,128,942
Jeonbuk Bank	18,793	180,110
Korea Investment Holdings Co., Ltd.	3,680	255,886
Kwang Dong Pharmaceutical Co., Ltd.	324,360	1,346,255
LG Home Shopping, Inc.	81,344	6,892,668
LG Petrochemical Co., Ltd.	15,400	682,342
LG Telecom, Ltd. (NON)	23,524	259,941
LS Industrial Systems Co., Ltd.	85,900	3,870,871
NHN Corp.	2,650	505,660
Pusan Bank	22,520	342,316
Samsung Heavy Industries Co., Ltd.	75,290	3,315,650
		82,934,028

Spain (2.0%)
Antena 3 de Television SA (NON)	549,825	12,108,555

Bolsas y Mercados Espanoles	11,553	698,780
Cia de Distribucion Integral Logista SA	35	2,868
Duro Felguera SA	269,449	3,117,412
Fomento de Construcciones y Contratas SA	28,811	2,848,819
Gestevision Telecinco SA	543,099	16,000,821
Iberia Lineas Aereas de Espana SA	104,145	547,816
Indra Sistemas SA Class A	7,112	176,047
Tubos Reunidos SA	136,425	3,600,909
Viscofan SA	110,998	2,620,664
		41,722,691

Sweden (2.4%)
AddTech AB Class B	57,300	1,387,479
Boss Media AB	303,500	763,423
Carnegie AB	25,300	504,727
Intrum Justita AB	350,800	4,690,924
JM AB	421,316	15,561,662
Saab AB Class B	130,400	3,374,331
Skanska AB Class B	597,212	13,943,062
SKF AB Class B	147,886	3,174,758
Ssab Svenskt Stal AB Class A	8,000	298,378
Ssab Svenskt Stal AB Class B	153,200	5,282,071
Swedish Match AB	48,536	898,113
		49,878,928

Switzerland (4.4%)
Actelion NV (NON)	61,453	13,431,870
Addax Petroleum Corp.	280,900	10,771,511
Baloise Holding AG Class R	141,851	14,810,402
Bank Sarasin & Cie AG Class B	574	2,488,114
Banque Cantonale Vaudoise (BCV)	21,561	11,158,918
Bell Holding AG	548	939,429
Bellevue Group AG	7,847	589,326
Charles Voegele Holding AG (NON)	35,877	4,111,944
Daetwyler Holding AG	12	78,367
Geberit International AG	4,850	847,265
George Fischer AG (NON)	15,947	12,236,882
Helvetia Patria Holding	23,132	9,304,729
Huber & Suhner AG	8,652	1,979,366
Kuehne & Nagel International AG	6,357	583,806
Logitech International SA (NON)	9,476	251,404
Phoenix Mecano AG	4,308	1,972,888
Rieter Holding AG	945	521,871
St. Galler Kantonalbank (NON)	5,423	2,755,769
Tecan Group AG	9,646	681,519
Vontobel Holding AG	13,109	806,872
Zehnder Group AG Class B	765	1,737,331
		92,059,583

Taiwan (3.9%)
Altek Corp.	2,553,000	4,961,483
ChipMOS TECHNOLOGIES, Ltd. (NON) (S)	20,522	127,647
Faraday Technology Corp.	3,525,060	12,964,879
G-Shank Enterprise Co., Ltd.	12,000	22,667
Greatek Electronics, Inc.	8,250,006	13,785,389
Hung Poo Real Estate Development Corp.	928,000	1,179,840
Micro-Star International Co., Ltd.	8,454,650	6,167,915
Microelectronics Technology (NON)	6,719,000	3,691,535
Novatek Microelectronics Corp., Ltd.	23,307	117,117
Phoenixtec Power Co., Ltd.	486,000	442,086
Quanta Storage, Inc.	2,043,000	3,033,424
Sincere Navigation	4,878,200	7,486,749
TSRC Corp.	2,769,000	2,590,044
U-Ming Marine Transport Corp.	14,222,000	25,314,170
		81,884,945

United Kingdom (16.8%)
888 Holdings PLC	1,151,549	2,643,943
Aberdeen Asset Management PLC	96,246	406,717
Alexon Group PLC	545,335	2,657,977
Amlin PLC	2,392,191	14,654,380
Amstrad PLC	190,047	508,756
Anite Group PLC	1,085,553	1,665,192
Antofagasta PLC	1,613,110	17,800,020
Atkins (WS) PLC	16,941	375,886
Aveva Group PLC	112,523	2,099,106
Beazley Group PLC	7,532	23,070
Berkeley Group Holdings PLC (NON)	645,227	24,162,690
Bespak PLC	123,724	1,738,697
Bradford & Bingley PLC	47,915	408,278
Brit Insurance Holdings PLC	1,868,096	12,821,159
British Airways PLC (NON)	1,571,787	14,621,879
British Energy Group PLC (NON)	229,000	2,380,747
British Polythene Industries	13,847	124,704
Cattles PLC	1,358,458	11,111,449
Chaucer Holdings PLC	3,099,013	6,425,236
Close Brothers Group PLC	740,924	13,858,528
Dana Petroleum PLC (NON)	397,687	8,941,932
Davis Service Group PLC	946,749	12,208,460

DTZ Holdings PLC	165,574	1,890,948
Electronics Boutique PLC	414,866	1,457,531
Erinaceous Group PLC	495,842	2,615,484
French Connection Group PLC	184,317	828,138
Friends Provident PLC	3,690,233	14,462,075
Greggs PLC	2,445	258,569
Halfords Group PLC	106,424	826,782
Hardy Underwriting Group PLC	49,357	287,948
Henderson Group PLC	122,261	393,841
HMV Group PLC	2,935,442	6,231,354
Holidaybreak PLC	117,217	2,030,067
ICAP PLC	16,760	177,393
Imperial Chemical Industries PLC	15,499	166,424
Investec PLC	151,155	2,041,958
James Halstead PLC	3,610	44,837
Keller Group PLC	214,254	4,560,904
Kensington Group PLC	245,124	2,391,907
Kier Group PLC	115,647	5,225,789
Kiln PLC	123,818	299,602
Latchways PLC	10,000	249,392
Liontrust Asset Management PLC	103,155	818,230
London Scottish Bank PLC	864,887	1,887,338
Lookers PLC	716,856	2,965,445
Man Group PLC	1,097,834	12,787,769
McBride PLC	180,959	932,143
Micro Focus International PLC	50,000	272,154
National Express Group PLC	562,839	13,524,291
Next PLC	18,708	817,965
Northern Rock PLC	962,230	20,569,052
Paragon Group Cos.	45,432	479,293
RAB Capital PLC (S)	2,687,377	5,904,229
Regus Group PLC	3,268,956	9,656,840
Rentokil Initial PLC	68,761	233,749
Resolution PLC	166,153	2,078,437
RPC Group PLC	258,559	1,436,783
Severfield-Rowen PLC	100,475	4,420,884
Shire PLC	883,530	20,757,911
Sportingbet PLC (NON)	1,000,000	1,014,391
St. Ives PLC	545,883	2,992,891
St. James's Place PLC	1,232,742	10,491,855
SurfControl PLC GDR (NON)	115,200	1,433,647
TT electronics PLC	742,986	3,198,538
Tullow Oil PLC	1,934,187	14,576,391
Vedanta Resources PLC	168,692	4,974,992
Vitafort International CP	18,496	456,882
Vitec Group PLC	82,737	1,000,582
William Hill PLC	1,378,618	17,245,375
Wolfson Microelectronics PLC (NON)	11,414	68,453
		355,076,259

Total common stocks (cost $1,467,568,029)		$2,026,054,236

SHORT-TERM INVESTMENTS (4.1%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	47,117,555	$ 47,117,555
Short-term investments held as collateral for loaned
securities with yields ranging from 5.08% to 5.46% and
due dates ranging from June 1, 2007 to July 30, 2007
(d)	$35,856,205	35,850,987
U.S. Treasury Bills 4.86%, September 27, 2007 (SEG)	1,759,000	1,730,979
U.S. Treasury Bills 4.91%, June 21, 2007 (SEG)	1,760,000	1,755,199

Total short-term investments (cost $86,454,720)		$86,454,720

TOTAL INVESTMENTS

Total investments (cost $1,554,022,749) (b)		$2,112,508,956

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/07 (aggregate face value $847,906,695) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$106,946,457	$105,957,261	7/18/07	$989,196
British Pound	116,086,410	116,096,593	6/20/07	(10,183)
Canadian Dollar	19,750,919	18,576,159	7/18/07	1,174,760
Euro	509,766,442	502,712,923	6/20/07	7,053,519
Norwegian Krone	36,135,577	36,196,906	6/20/07	(61,329)
Swedish Krona	15,417,526	15,785,223	6/20/07	(367,697)
Swiss Franc	52,280,208	52,581,630	6/20/07	(301,422)

Total				$8,476,844

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/07 (aggregate face value $831,364,527) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$37,731,859	$37,714,901	7/18/2007	$(16,958)
British Pound	29,804,717	29,766,995	6/20/2007	(37,722)
Canadian Dollar	136,516,370	130,143,285	7/18/2007	(6,373,085)
Euro	28,496,294	28,550,856	6/20/2007	54,562
Hong Kong Dollar	36,410,065	36,390,090	8/15/2007	(19,975)
Japanese Yen	445,134,973	452,506,363	8/15/2007	7,371,390
Norwegian Krone	21,804,099	21,773,784	6/20/2007	(30,315)
Swedish Krona	51,237,447	51,286,947	6/20/2007	49,500
Swiss Franc	42,871,715	43,231,306	6/20/2007	359,591

Total				$1,356,988

FUTURES CONTRACTS OUTSTANDING at 5/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

Russell 2000 Index Mini (Long)	82	$6,957,700	Jun-07	$545,956
SPI 200 Index (Long)	70	9,173,963	Jun-07	344,894
Tokyo Price Index (Long)	113	16,323,254	Jun-07	373,617

Total				$1,264,467

NOTES

(a) Percentages indicated are based on net assets of $2,114,248,616.

(b) The aggregate identified cost on a tax basis is $1,554,043,375, resulting in gross unrealized appreciation and depreciation of $641,198,038 and $82,732,457, respectively, or net unrealized appreciation of $558,465,581.

(NON) Non-income-producing security.

(SEG) These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at May 31, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At May 31, 2007, the value of securities loaned amounted to $35,850,987. The fund received cash collateral of $33,715,013 which is pooled with collateral of other Putnam funds into 50 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,543,157 for the period ended May 31, 2007. During the period ended May 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $340,739,250 and $321,329,968, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees. On May 31, 2007 fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at May 31, 2007.

At May 31, 2007, liquid assets totaling $1,110,859 have been designated as collateral for open forward commitments.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

GDR, after the name of a foreign holding stands for Global Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry concentration greater than 10% at May 31, 2007 (as a percentage of net assets):

Metals	13.1%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds
By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 26, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 26, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2007

Date of reporting period: May 31, 2007

Item 1. Schedule of Investments:

Putnam New Value Fund

The fund's portfolio
5/31/07 (Unaudited)

COMMON STOCKS (99.0%)(a)
	Shares	Value

Aerospace and Defense (2.0%)
Boeing Co. (The)	219,600	$22,089,564
Lockheed Martin Corp.	227,200	22,288,320
		44,377,884

Airlines (1.1%)
Southwest Airlines Co. (S)	1,625,997	23,268,017

Banking (6.0%)
Bank of America Corp.	1,652,300	83,788,133
Commerce Bancorp, Inc.	301,200	10,397,424
PNC Financial Services Group	502,900	37,114,020
		131,299,577

Beverage (2.1%)
Molson Coors Brewing Co. Class B	206,800	18,936,676
Pepsi Bottling Group, Inc. (The)	786,800	27,530,132
		46,466,808

Building Materials (0.6%)
Masco Corp. (S)	460,300	13,905,663

Chemicals (3.8%)
E.I. du Pont de Nemours & Co. (S)	535,500	28,017,360
Huntsman Corp.	531,500	10,630,000
Rohm & Haas Co. (S)	834,545	44,239,230
		82,886,590

Computers (2.9%)
Dell, Inc. (NON)	461,100	12,389,757
Hewlett-Packard Co.	724,000	33,094,040
IBM Corp. (S)	160,000	17,056,000
		62,539,797

Conglomerates (5.9%)
Honeywell International, Inc.	480,500	27,825,755
Textron, Inc.	354,369	38,023,794
Tyco International, Ltd. (Bermuda)	1,869,600	62,369,856
		128,219,405

Consumer Finance (4.4%)
Capital One Financial Corp.	611,300	48,769,514
Countrywide Financial Corp.	1,221,600	47,569,104
		96,338,618

Consumer Services (0.8%)
Service Corporation International (S)	1,250,500	17,481,990

Containers (0.7%)
Crown Holdings, Inc. (NON)	646,900	16,127,217

Electric Utilities (5.6%)
Dominion Resources, Inc.	120,900	10,710,531
Edison International	693,100	40,386,937
FirstEnergy Corp.	228,900	15,846,747
PG&E Corp.	649,500	31,994,370
Sierra Pacific Resources (NON)	1,170,900	22,200,264
		121,138,849

Electronics (1.6%)
Intel Corp.	1,594,900	35,358,933

Financial (8.6%)
Citigroup, Inc.	1,373,600	74,847,464
JPMorgan Chase & Co.	1,147,200	59,459,377
MGIC Investment Corp. (S)	818,300	53,189,500
		187,496,341

Food (1.1%)
Kraft Foods, Inc. Class A	677,419	22,923,859

Health Care Services (1.7%)
CIGNA Corp.	78,400	13,142,192
McKesson Corp.	383,300	24,197,729
		37,339,921

Homebuilding (1.1%)
Lennar Corp. (S)	506,200	23,108,030

Household Furniture and Appliances (0.8%)
Whirlpool Corp.	165,800	18,511,570

Insurance (8.3%)
ACE, Ltd. (Bermuda)	539,500	33,217,015
Berkshire Hathaway, Inc. Class B (NON)	13,097	47,476,625
Chubb Corp. (The)	1,131,892	62,106,914
Genworth Financial, Inc. Class A	1,048,500	37,850,850
		180,651,404

Investment Banking/Brokerage (1.9%)
Bear Stearns Cos., Inc. (The)	273,600	41,029,056

Lodging/Tourism (1.0%)
Carnival Corp. (S)	412,800	20,821,632

Machinery (0.6%)
Parker-Hannifin Corp.	123,229	12,490,491

Medical Technology (1.0%)
Boston Scientific Corp. (NON)	1,395,900	21,873,753

Metals (2.1%)
Freeport-McMoRan Copper & Gold, Inc. Class B	589,800	46,417,260

Oil & Gas (11.6%)
BP PLC ADR (United Kingdom)	488,700	32,747,787
Devon Energy Corp.	282,200	21,667,316
Exxon Mobil Corp.	958,700	79,735,079
Marathon Oil Corp.	358,800	44,423,028
Newfield Exploration Co. (NON)	360,541	17,320,390
Occidental Petroleum Corp.	498,800	27,419,036
Valero Energy Corp.	402,300	30,019,626
		253,332,262

Pharmaceuticals (4.0%)
Pfizer, Inc.	2,747,200	75,520,528
Watson Pharmaceuticals, Inc. (NON)	380,200	11,732,972
		87,253,500

Photography/Imaging (0.5%)
Xerox Corp. (NON)	599,800	11,318,226

Publishing (1.9%)
Idearc, Inc.	569,365	20,070,116
R. R. Donnelley & Sons Co.	501,500	21,474,230
		41,544,346

Railroads (1.0%)
Norfolk Southern Corp.	359,000	20,778,920

Regional Bells (2.5%)
Verizon Communications, Inc.	1,242,700	54,094,731

Retail (4.6%)
Big Lots, Inc. (NON) (S)	785,508	24,743,502
Home Depot, Inc. (The)	1,058,300	41,136,121
OfficeMax, Inc.	383,000	17,196,700
Supervalu, Inc.	344,500	16,411,980
		99,488,303

Schools (0.5%)
Career Education Corp. (NON)	304,400	10,614,428

Software (0.6%)
Oracle Corp. (NON)	633,200	12,271,416

Telecommunications (1.8%)
Embarq Corp.	167,500	10,763,550
Sprint Nextel Corp. (S)	1,292,300	29,529,055
		40,292,605

Tobacco (2.2%)
Altria Group, Inc.	671,500	47,743,650

Toys (1.1%)
Mattel, Inc.	850,700	23,828,107

Waste Management (1.0%)
Waste Management, Inc.	578,100	22,355,127

Total common stocks (cost $1,636,769,616)		$2,156,988,286

SHORT-TERM INVESTMENTS (5.6%)(a)

	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.08% to 5.46% and
due dates ranging from June 1, 2007 to July 30, 2007
(d)	$107,731,668	$107,533,483
Putnam Prime Money Market Fund (e)	13,510,298	13,510,298

Total short-term investments (cost $121,043,781)		$121,043,781

TOTAL INVESTMENTS

Total investments (cost $1,757,813,397) (b)		$2,278,032,067

NOTES

(a) Percentages indicated are based on net assets of $2,178,229,822.

(b) The aggregate identified cost on a tax basis is $1,769,359,770, resulting in gross unrealized appreciation and depreciation of $530,101,593 and $21,429,296, respectively, or net unrealized appreciation of $508,672,297.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At May 31, 2007, the value of securities loaned amounted to $106,999,280. The fund received cash collateral of $107,533,483 which is pooled with collateral of other Putnam funds into 47 issues of high-grade, short-term investments. The fund also received high quality, highly rated securities of $2,776,800 in non-cash collateral.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $380,799 for the period ended May 31, 2007. During the period ended May 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $249,991,211 and $245,136,786, respectively.

(S) Securities on loan, in part or in entirety, at May 31, 2007.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds
By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 26, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 26, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237 )

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: February 29, 2008

Date of reporting period: May 31, 2007

Item 1. Schedule of Investments:

Putnam Small Cap Value Fund
The fund's portfolio
5/31/07 (Unaudited)

COMMON STOCKS (99.4%)(a)
	Shares	Value

Advertising and Marketing Services (0.6%)
Nu Skin Enterprises, Inc. Class A (S)	259,775	$4,556,454
Valassis Communications, Inc. (NON)	14,546	260,519
		4,816,973

Aerospace and Defense (1.7%)
AAR Corp. (NON) (S)	123,089	4,000,393
Innovative Solutions & Support, Inc. (NON) (S)	182,550	4,797,414
Teledyne Technologies, Inc. (NON)	93,100	4,290,048
		13,087,855

Airlines (0.7%)
SkyWest, Inc.	209,400	5,764,782

Automotive (1.8%)
American Axle & Manufacturing Holdings, Inc. (S)	170,400	4,910,928
ArvinMeritor, Inc. (S)	262,400	5,478,912
Midas, Inc. (NON) (S)	180,900	4,064,823
		14,454,663

Banking (8.5%)
AMCORE Financial, Inc.	130,800	3,896,532
BankUnited Financial Corp. Class A (S)	198,900	4,558,788
Citizens Banking Corp. (S)	270,139	5,143,447
City Holding Co.	99,500	3,791,945
Colonial Bancgroup, Inc. (S)	178,400	4,502,816
Columbia Banking Systems, Inc.	120,200	3,646,868
Corus Bankshares, Inc. (S)	198,300	3,607,077
East West Bancorp, Inc.	95,000	3,851,300
First Community Bancorp	72,500	4,094,800
FirstFed Financial Corp. (NON) (S)	66,400	4,280,808
Flagstar Bancorp, Inc. (S)	305,400	3,927,444
Hanmi Financial Corp.	187,300	3,272,131
PFF Bancorp, Inc.	206,200	6,188,062
Provident Bankshares Corp.	122,340	4,092,273
Sterling Bancshares, Inc.	366,500	4,211,085
Webster Financial Corp.	93,700	4,215,563
		67,280,939

Basic Materials (0.6%)
Ameron International Corp.	59,100	4,639,350

Building Materials (3.2%)
Comfort Systems USA, Inc.	283,900	3,974,600
Goodman Global, Inc. (NON)	271,270	5,946,238
Interface, Inc. Class A	308,400	5,205,792
Lamson & Sessions Co. (The) (NON) (S)	173,157	4,836,275
Lennox International, Inc.	149,173	5,109,175
		25,072,080

Chemicals (3.9%)
A. Schulman, Inc.	155,200	3,754,288
Airgas, Inc.	88,600	3,777,904
Olin Corp.	243,800	4,934,512
Omnova Solutions, Inc. (NON)	671,613	3,767,749
RPM, Inc.	202,300	4,596,256
Spartech Corp.	157,400	4,218,320
UAP Holding Corp. (S)	190,120	5,600,935
		30,649,964

Commercial and Consumer Services (2.4%)
Aaron Rents, Inc.	135,172	3,876,733
Advance America Cash Advance Centers, Inc.	279,500	4,933,175
ePlus, Inc. (NON)	30,600	298,044
Global Cash Access, Inc. (NON)	36,046	585,748
Maximus, Inc.	106,200	4,589,964
URS Corp. (NON)	89,600	4,505,088
		18,788,752

Communications Equipment (1.5%)
Belden CDT, Inc.	69,700	3,991,022
Foundry Networks, Inc. (NON)	250,825	4,033,266
Gilat Satellite Networks, Ltd. (Israel) (NON)	408,600	4,016,538
Radyne Comstream Corp. (NON) (S)	14,158	131,386
		12,172,212

Computers (2.5%)
Agilysys, Inc.	204,411	4,439,807
Emulex Corp. (NON)	231,200	5,130,328

Smart Modular Technologies WWH, Inc. (NON)	396,600	5,683,278
Xyratex, Ltd. (Bermuda) (NON)	197,300	4,352,438
		19,605,851

Conglomerates (1.2%)
AMETEK, Inc.	110,500	4,170,270
Crane Co.	119,670	5,228,382
		9,398,652

Consumer Finance (0.6%)
Capital Trust, Inc. Class A (R)	103,975	4,624,808

Distribution (1.0%)
Spartan Stores, Inc.	115,500	3,049,200
Watsco, Inc. (S)	76,600	4,841,886
		7,891,086

Electric Utilities (1.3%)
Black Hills Corp. (S)	133,346	5,465,853
Westar Energy, Inc. (S)	186,000	4,930,860
		10,396,713

Electrical Equipment (0.6%)
WESCO International, Inc. (NON)	69,200	4,485,544

Electronics (5.4%)
Avnet, Inc. (NON) (S)	80,238	3,437,396
Benchmark Electronics, Inc. (NON)	219,649	4,856,439
Directed Electronics, Inc. (NON) (S)	531,460	4,714,050
General Cable Corp. (NON) (S)	61,267	4,175,346
Microsemi Corp. (NON) (S)	192,800	4,444,040
MoSys, Inc. (NON) (S)	404,083	3,252,868
Park Electrochemical Corp.	152,400	4,244,340
RF Micro Devices, Inc. (NON)	627,799	4,099,527
TTM Technologies, Inc. (NON)	401,000	4,435,060
X-Rite, Inc.	303,700	4,543,352
		42,202,418

Energy (2.4%)
GulfMark Offshore, Inc. (NON)	151,600	7,614,868
Tidewater, Inc.	107,900	7,121,400
Universal Compression Holdings, Inc. (NON)	56,900	4,228,239
		18,964,507

Entertainment (0.4%)
Carmike Cinemas, Inc. (S)	132,164	3,442,872

Financial (1.3%)
Advanta Corp. Class B	189,800	9,539,348
Financial Federal Corp.	35,388	962,200
		10,501,548

Food (0.8%)
Ruddick Corp. (S)	204,600	6,401,934

Forest Products and Packaging (1.2%)
Silgan Holdings, Inc.	80,700	4,658,004
Universal Forest Products, Inc. (S)	92,400	4,442,592
		9,100,596

Health Care Services (2.2%)
AMN Healthcare Services, Inc. (NON)	105,100	2,366,852
Healthspring, Inc. (NON)	253,280	6,185,098
Hooper Holmes, Inc. (NON)	1,281,600	4,652,208
Odyssey Healthcare, Inc. (NON)	4,900	63,553
Pediatrix Medical Group, Inc. (NON)	75,500	4,350,310
		17,618,021

Homebuilding (--%)
Champion Enterprises, Inc. (NON) (S)	31,539	358,598

Household Furniture and Appliances (0.6%)
Tempur-Pedic International, Inc. (S)	175,211	4,443,351

Insurance (9.3%)
American Equity Investment Life Holding Co.	487,300	5,842,727
Commerce Group, Inc.	175,200	5,972,568
Employers Holdings, Inc. (S)	151,562	3,213,114
FBL Financial Group, Inc. Class A	110,197	4,240,381
Fremont General Corp. (S)	224,800	2,978,600
Infinity Property & Casualty Corp.	85,500	4,516,965
Landamerica Financial Group, Inc. (S)	62,500	5,793,125
Navigators Group, Inc. (NON)	92,441	4,576,754
Philadelphia Consolidated Holding Corp. (NON)	108,000	4,449,600
Presidential Life Corp.	260,300	4,753,078
Safety Insurance Group, Inc.	90,300	3,760,092

Selective Insurance Group	201,998	5,528,685
State Auto Financial Corp.	130,700	4,043,858
Stewart Information Services	99,800	3,954,076
Triad Guaranty, Inc. (NON)	98,700	4,401,033
Zenith National Insurance Corp.	107,100	5,180,427
		73,205,083

Investment Banking/Brokerage (1.5%)
MCG Capital Corp.	289,900	5,113,836
SWS Group, Inc.	101,700	2,455,038
TradeStation Group, Inc. (NON)	374,300	4,461,656
		12,030,530

Leisure (0.9%)
Arctic Cat, Inc.	185,788	3,555,982
Monaco Coach Corp.	254,645	3,924,079
		7,480,061

Machinery (2.4%)
Applied Industrial Technologies, Inc. (S)	164,400	4,810,344
Gardner Denver, Inc. (NON)	112,211	4,621,971
Imation Corp. (S)	124,100	4,704,631
Tennant Co.	136,170	4,428,248
		18,565,194

Manufacturing (1.2%)
Gehl, Co. (NON)	155,100	4,608,021
Smith (A.O.) Corp. (S)	119,400	4,691,226
		9,299,247

Media (0.5%)
Journal Communications, Inc. Class A	303,700	4,175,875

Medical Technology (2.8%)
Datascope Corp.	141,300	5,206,905
Edwards Lifesciences Corp. (NON) (S)	73,600	3,694,720
Hanger Orthopedic Group, Inc. (NON)	353,860	4,048,158
PSS World Medical, Inc. (NON)	198,700	3,725,625
Vital Signs, Inc.	88,428	5,145,625
		21,821,033

Metal Fabricators (1.3%)
Mueller Industries, Inc.	127,000	4,443,730
USEC, Inc. (NON)	257,400	5,945,940
		10,389,670

Metals (2.1%)
Quanex Corp.	129,325	6,199,841
Reliance Steel & Aluminum Co. (S)	86,958	5,336,612
Steel Dynamics, Inc.	101,900	4,779,110
		16,315,563

Natural Gas Utilities (0.8%)
Energen Corp.	107,600	6,339,792
Laclede Group, Inc. (The)	5,891	183,787
		6,523,579

Oil & Gas (3.5%)
Cabot Oil & Gas Corp. Class A	139,600	5,444,400
Energy Partners, Ltd. (NON) (S)	260,100	4,473,720
Petroleum Development Corp. (NON)	69,600	3,547,512
Pioneer Drilling Co. (NON)	287,000	4,422,670
St. Mary Land & Exploration Co.	143,700	5,368,632
Swift Energy Co. (NON)	107,200	4,612,816
		27,869,750

Pharmaceuticals (1.8%)
Alpharma, Inc. Class A	198,220	4,816,746
Owens & Minor, Inc.	108,000	3,834,000
Sciele Pharma, Inc. (NON) (S)	223,910	5,535,055
		14,185,801

Photography/Imaging (0.6%)
Ikon Office Solutions, Inc. (S)	322,132	4,693,463

Publishing (0.4%)
GateHouse Media, Inc. (S)	169,280	3,275,568

Real Estate (7.0%)
American Home Mortgage Investment Corp. (R) (S)	173,794	3,795,661
Arbor Realty Trust, Inc (R)	210,100	5,985,749
Deerfield Triarc Capital Corp. (R)	383,700	6,215,940
DiamondRock Hospitality Co. (R)	243,110	5,090,723
Entertainment Properties Trust (R)	84,672	4,999,882
Equity Inns, Inc. (R)	91,400	1,827,086
Getty Realty Corp. (R)	189,500	5,396,960

Grubb & Ellis Co. (NON)	189,392	2,397,703
Hersha Hospitality Trust (R)	319,200	3,875,088
M/I Schottenstein Homes, Inc. (S)	113,900	3,278,042
National Health Investors, Inc. (R)	103,800	3,682,824
NorthStar Realty Finance Corp. (R)	311,475	4,488,355
RAIT Investment Trust (R) (S)	147,500	4,345,350
		55,379,363

Restaurants (0.6%)
Landry's Restaurants, Inc. (S)	148,500	4,345,110
Morton's Restaurant Group, Inc. (NON)	49,400	775,580
		5,120,690

Retail (6.5%)
Big 5 Sporting Goods Corp.	102,774	2,599,154
Cabela's, Inc. (NON) (S)	161,590	3,723,034
Cache, Inc. (NON) (S)	203,690	3,395,512
CSK Auto Corp. (NON) (S)	298,400	5,430,880
Haverty Furniture Cos., Inc.	284,200	3,464,398
Jos. A. Bank Clothiers, Inc. (NON) (S)	128,900	5,425,401
Nash Finch Co. (S)	120,000	5,646,000
Nautilus, Inc. (S)	286,920	3,695,530
Sonic Automotive, Inc. (S)	154,100	4,797,133
Stage Stores, Inc.	216,100	4,516,490
Toro Co. (The) (S)	73,300	4,385,539
Wolverine World Wide, Inc.	138,200	4,011,946
		51,091,017

Semiconductor (2.2%)
Brooks Automation, Inc. (NON)	318,084	5,626,906
Cohu, Inc.	162,864	3,328,940
Standard Microsystems Corp. (NON)	119,622	3,710,674
Ultra Clean Holdings (NON)	367,810	5,083,134
		17,749,654

Shipping (0.7%)
Arkansas Best Corp. (S)	127,600	5,268,604

Software (1.1%)
Chordiant Software, Inc. (NON)	266,600	3,772,390
Parametric Technology Corp. (NON)	257,700	4,813,836
		8,586,226

Staffing (1.2%)
Gevity HR, Inc.	54,700	1,148,700
Kforce, Inc. (NON)	306,780	4,929,955
MPS Group, Inc. (NON)	266,700	3,667,125
		9,745,780

Technology (0.3%)
CACI International, Inc. Class A (NON)	45,500	2,345,525

Technology Services (0.6%)
United Online, Inc.	265,900	4,536,254

Telecommunications (2.3%)
Brightpoint, Inc. (NON)	456,930	6,004,060
Consolidated Communications Holdings, Inc.	198,100	4,211,606
Earthlink, Inc. (NON)	516,135	4,273,598
InPhonic, Inc. (NON) (S)	390,000	3,416,400
		17,905,664

Textiles (0.9%)
Phillips-Van Heusen Corp. (S)	75,100	4,590,112
Unifirst Corp.	53,730	2,243,765
		6,833,877

Transportation Services (0.5%)
Landstar Systems, Inc.	88,300	4,296,692

Total common stocks (cost $550,939,833)		$784,853,832

SHORT-TERM INVESTMENTS (17.6%)(a) (cost $139,136,925)
	Principal amount	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.08% to 5.46% and
due dates ranging from June 1, 2007 to July 30, 2007
(d)	$139,393,354	$139,136,925

TOTAL INVESTMENTS

Total investments (cost $690,076,758) (b)		$923,990,757

NOTES

(a) Percentages indicated are based on net assets of $789,561,766.

(b) The aggregate identified cost on a tax basis is $690,666,305, resulting in gross unrealized appreciation and depreciation of $250,160,891 and $16,836,439, respectively, or net unrealized appreciation of $233,324,452.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At May 31, 2007, the value of securities loaned amounted to $135,261,424. Certain of these securities were sold prior to period-end. The fund received cash collateral of $139,136,925 which is pooled with collateral of other Putnam funds into 47 issues of high-grade, short-term investments.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $19,510 for the period ended May 31, 2007. During the period ended May 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $9,532,559 and $9,532,559, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at May 31, 2007.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds
By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 26, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 26, 2007